UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

(Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

(Class A: RBNAX)

(Class C: RBNCX)

(Institutional Class: RBNNX)

SEMI-ANNUAL REPORT

JUNE 30, 2022

Robinson Funds

Each a series of Investment Managers Series Trust

Table of Contents
Robinson Tax Advantaged Income Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Robinson Opportunistic Income Fund
Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	21
Supplemental Information	35
Expense Examples	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 72.9%
20,822	AllianceBernstein National Municipal Income Fund, Inc.	$240,910
184,282	BlackRock California Municipal Income Trust	2,087,915
125,372	BlackRock Municipal Income Fund, Inc.	1,493,179
79,511	BlackRock Municipal Income Trust	853,153
376,212	BlackRock Municipal Income Trust II	4,157,143
507,622	BlackRock MuniVest Fund, Inc.	3,781,784
235,838	BlackRock MuniYield Fund, Inc.	2,627,235
21,654	BlackRock MuniYield New York Quality Fund, Inc.	231,048
19,897	BlackRock New York Municipal Income Trust	219,265
433,284	BNY Mellon Municipal Income, Inc.	2,924,667
87,847	BNY Mellon Strategic Municipal Bond Fund, Inc.	546,408
424,898	BNY Mellon Strategic Municipals, Inc.	2,795,829
7,276	DTF Tax-Free Income 2028 Term, Inc.	86,148
364,929	DWS Municipal Income Trust	3,430,333
84,315	DWS Strategic Municipal Income Trust	768,953
143,798	Eaton Vance California Municipal Bond Fund	1,333,007
47,889	Federated Hermes Premier Municipal Income Fund	529,652
182,428	Invesco Municipal Opportunity Trust	1,884,481
119,299	Invesco Municipal Trust	1,212,078
18,065	Invesco Pennsylvania Value Municipal Income Trust	188,960
47,952	Invesco Trust for Investment Grade Municipals	504,935
216,857	Invesco Trust for Investment Grade New York Municipals	2,335,550
191,611	MFS High Income Municipal Trust	720,457
579,987	MFS High Yield Municipal Trust	1,948,756
141,272	MFS Investment Grade Municipal Trust	1,070,842
518,811	MFS Municipal Income Trust	2,822,332
169,439	Neuberger Berman Municipal Fund, Inc.	1,896,022
25,000	Nuveen California Quality Municipal Income Fund	308,250
15,924	Nuveen Dynamic Municipal Opportunities Fund	177,075
229,145	Nuveen Municipal Credit Income Fund	2,878,060
172,458	Nuveen New York AMT-Free Quality Municipal Income Fund	1,905,661
228,231	Nuveen Ohio Quality Municipal Income Fund	2,891,687
36,630	Nuveen Pennsylvania Quality Municipal Income Fund	446,520
415,528	Pioneer Municipal High Income Advantage Trust	3,627,559
171,189	Pioneer Municipal High Income Opportunities Fund, Inc.	2,073,099
439,010	Pioneer Municipal High Income Trust	4,074,013
77,217	RiverNorth Flexible Municipal Income Fund II, Inc.	1,122,735
25,175	RiverNorth Flexible Municipal Income Fund, Inc.	420,440
105,201	Western Asset Intermediate Muni Fund, Inc.	847,920
704,261	Western Asset Managed Municipals Fund, Inc.	7,444,039
157,621	Western Asset Municipal Partners Fund, Inc.	1,971,839
	TOTAL CLOSED-END FUNDS
	(Cost $ 84,272,704)	72,879,939

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 14.9%
79,802	iShares National Muni Bond ETF	$8,487,741
42,500	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,183,650
77,989	VanEck High-Yield Muni ETF	4,199,707
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 14,931,191)	14,871,098
	MUTUAL FUNDS — 8.0%
198,229	Invesco Rochester New York Municipals Fund - Class Y	2,979,384
325,908	Nuveen High Yield Municipal Bond Fund - Class I	5,009,198
	TOTAL MUTUAL FUNDS
	(Cost $ 9,441,160)	7,988,582

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$3,684,917	UMB Bank Demand Deposit, 0.01%[1]	3,684,917
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 3,684,917)	3,684,917
	TOTAL INVESTMENTS — 99.5%
	(Cost $112,329,972)	99,424,536
	Other Assets in Excess of Liabilities — 0.5%	537,459
	TOTAL NET ASSETS — 100.0%	$99,961,995

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
(75)	Ultra Long Term U.S. Treasury Bond	September 2022	$(11,846,484)	$(11,575,781)	$270,703
(200)	U.S. 5 Year Treasury Note	September 2022	(22,653,125)	(22,450,000)	203,125
(200)	U.S. 10 Year Treasury Note	September 2022	(24,017,187)	(23,706,250)	310,937
(75)	U.S. Treasury Long Bond	September 2022	(10,569,727)	(10,396,875)	172,852

TOTAL FUTURES CONTRACTS			$(69,086,523)	$(68,128,906)	$957,617

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	72.9%
Exchange-Traded Funds	14.9%
Mutual Funds	8.0%
Short-Term Investments	3.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $112,329,972)	$99,424,536
Cash deposited with brokers for futures contracts	681,497
Receivables:
Investment securities sold	159,214
Variation margin on futures contracts	957,617
Fund shares sold	30,204
Dividends and interest	184,299
Prepaid expenses	19,306
Total assets	101,456,673
Liabilities:
Payables:
Investment securities purchased	1,193,670
Fund shares redeemed	84,369
Advisory fees	86,200
Shareholder servicing fees (Note 7)	16,348
Distribution fees - Class A & Class C (Note 6)	9,635
Fund services fees	46,506
Auditing fees	9,799
Trustees' deferred compensation (Note 3)	8,326
Commitment fees payable (Note 12)	7,523
Chief Compliance Officer fees	2,461
Trustees' fees and expenses	2,408
Accrued other expenses	27,433
Total liabilities	1,494,678

Net Assets	$99,961,995

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$114,648,847
Total distributable earnings (accumulated deficit)	(14,686,852)
Net Assets	$99,961,995

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$22,281,761
Shares of beneficial interest issued and outstanding	2,707,474
Redemption price[1]	$8.23
Maximum sales charge (3.75% of offering price)[2]	0.32
Maximum offering price to public	$8.55
Class C Shares:
Net assets applicable to shares outstanding	$6,834,886
Shares of beneficial interest issued and outstanding	830,759
Redemption price3	$8.23
Institutional Class Shares:
Net assets applicable to shares outstanding	$70,845,348
Shares of beneficial interest issued and outstanding	8,613,458
Redemption price	$8.22

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $500,000 or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:
Dividends	$2,126,418
Interest	120
Total investment income	2,126,538

Expenses:
Advisory fees	628,942
Shareholder servicing fees (Note 7)	31,501
Distribution fees - Class A (Note 6)	30,484
Distribution fees - Class C (Note 6)	38,197
Fund services fees	83,227
Registration fees	31,016
Commitment fees (Note 12)	10,846
Auditing fees	10,152
Legal fees	6,569
Chief Compliance Officer fees	6,335
Miscellaneous	4,822
Trustees' fees and expenses	4,349
Shareholder reporting fees	3,355
Insurance fees	1,281
Total expenses	891,076
Advisory fees recovered (waived)	(39,695)
Voluntary advisory fees (waived)	(40,049)
Net expenses	811,332
Net investment income (loss)	1,315,206

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(7,952,826)
Futures contracts	5,703,633
Net realized gain (loss) on:	(2,249,193)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,310,945)
Futures contracts	885,664
Net change in unrealized appreciation (depreciation)	(14,425,281)
Net realized and unrealized gain (loss)	(16,674,474)

Net Increase (Decrease) in Net Assets from Operations	$(15,359,268)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,315,206	$4,167,576
Net realized gain (loss) on investments and futures contracts	(2,249,193)	18,156,653
Capital gain distributions from regulated investment companies	-	277,028
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(14,425,281)	(8,268,109)
Net increase from payment by affiliates (Note 3)	-	658
Net increase (decrease) in net assets resulting from operations	(15,359,268)	14,333,806
Distributions to Shareholders:
Distributions:
Class A	(331,631)	(2,115,785)
Class C	(72,909)	(629,970)
Institutional Class	(1,200,284)	(7,871,705)
Total distributions to shareholders	(1,604,824)	(10,617,460)
Capital Transactions:
Net proceeds from shares sold:
Class A	4,902,333	2,927,906
Class C	-	1,779,433
Institutional Class	9,162,615	23,439,649
Reinvestment of distributions:
Class A	309,970	1,999,210
Class C	72,531	626,259
Institutional Class	1,052,504	7,233,078
Cost of shares redeemed:
Class A	(3,605,266)	(22,142,882)
Class C	(1,333,488)	(2,779,532)
Institutional Class	(24,809,561)	(46,229,413)
Net increase (decrease) in net assets from capital transactions	(14,248,362)	(33,146,292)

Total increase (decrease) in net assets	(31,212,454)	(29,429,946)
Net Assets:
Beginning of period	131,174,449	160,604,395
End of period	$99,961,995	$131,174,449
Capital Share Transactions:
Shares sold:
Class A	523,355	300,402
Class C	-	183,473
Institutional Class	1,054,505	2,388,833
Shares reinvested:
Class A	36,214	207,996
Class C	8,482	65,511
Institutional Class	122,681	753,786
Shares redeemed:
Class A	(412,322)	(2,240,542)
Class C	(150,517)	(281,257)
Institutional Class	(2,868,029)	(4,675,896)
Net increase (decrease) in capital share transactions	(1,685,631)	(3,297,694)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.48	$9.38	$9.63	$8.64	$9.59	$9.62
Income from Investment Operations:
Net investment income (loss)[1,2]	0.09	0.25	0.27	0.28	0.34	0.37
Net realized and unrealized gain (loss)	(1.22)	0.57	(0.25)	1.00	(0.94)	0.07
Net increase from payment by affiliates (Note 3)	-	- [3]	-	-	-	-
Total from investment operations	(1.13)	0.82	0.02	1.28	(0.60)	0.44
Less Distributions:
From net investment income	(0.12)	(0.26)	(0.27)	(0.28)	(0.34)	(0.37)
From net realized gain	-	(0.46)	-	-	-	(0.10)
From return of capital	-	-	-	(0.01)	(0.01)	-
Total distributions	(0.12)	(0.72)	(0.27)	(0.29)	(0.35)	(0.47)
Net asset value, end of period	$8.23	$9.48	$9.38	$9.63	$8.64	$9.59

Total return[4]	(11.99)%[5]	8.86%	0.44%	14.93%	(6.42)%	4.61%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,282	$24,282	$40,247	$36,465	$33,933	$25,857
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[6]	1.69%[7,8]	1.64%[8]	1.65%[8]	1.63%[8]	1.59%	1.72%
After fees waived and expenses absorbed[6,9]	1.55%[7,8]	1.51%[8]	1.54%[8]	1.51%[8]	1.52%	1.60%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	2.03%[7]	2.37%	2.94%	2.89%	3.67%	3.66%
After fees waived and expenses absorbed[2]	2.17%[7]	2.50%	3.05%	3.01%	3.74%	3.78%
Portfolio turnover rate	110%[5]	270%	185%	78%	120%	123%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months or purchase. If these sales charges were included total returns would be lower.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2022. For the prior years ended December 31, 2021, 2020 and 2019, the ratios would have been lowered by 0.01%, 0.04%, and 0.01%, respectively.
[9]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets. Prior to March 15, 2018, the annual fund operating expense limitation was 1.60%. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.60%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.48	$9.37	$9.62	$8.63	$9.59	$9.61
Income from Investment Operations:
Net investment income (loss)[1,2]	0.06	0.17	0.21	0.21	0.27	0.29
Net realized and unrealized gain (loss)	(1.23)	0.59	(0.26)	0.99	(0.95)	0.09
Net increase from payment by affiliates (Note 3)	-	- [3]	-	-	-	-
Total from investment operations	(1.17)	0.76	(0.05)	1.20	(0.68)	0.38

Less Distributions:
From net investment income	(0.08)	(0.19)	(0.20)	(0.21)	(0.27)	(0.30)
From net realized gain	-	(0.46)	-	-	-	(0.10)
From return of capital	-	-	-	- [3]	(0.01)	-
Total distributions	(0.08)	(0.65)	(0.20)	(0.21)	(0.28)	(0.40)
Net asset value, end of period	$8.23	$9.48	$9.37	$9.62	$8.63	$9.59

Total return[4]	(12.33)%[5]	8.17%	(0.33)%	14.08%	(7.24)%	3.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,835	$9,221	$9,419	$7,706	$7,653	$11,750
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[6]	2.44%[7,8]	2.39%[8]	2.40%[8]	2.38%[8]	2.34%	2.47%
After fees waived and expenses absorbed[6,9]	2.30%[7,8]	2.26%[8]	2.29%[8]	2.26%[8]	2.27%	2.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	1.28%[7]	1.62%	2.19%	2.14%	2.92%	2.91%
After fees waived and expenses absorbed[2]	1.42%[7]	1.75%	2.30%	2.26%	2.99%	3.03%
Portfolio turnover rate	110%[5]	270%	185%	78%	120%	123%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2022. For the prior years ended December 31, 2021, 2020 and 2019, the ratios would have been lowered by 0.01%, 0.04%, and 0.01%, respectively.
[9]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets. Prior to March 15, 2018, the annual fund operating expense limitation was 2.35%. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 2.35%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.48	$9.37	$9.62	$8.64	$9.59	$9.61
Income from Investment Operations:
Net investment income (loss) [1,2]	0.10	0.27	0.29	0.31	0.36	0.39
Net realized and unrealized gain (loss)	(1.23)	0.59	(0.25)	0.99	(0.94)	0.08
Net increase from payment by affiliates (Note 3)	-	- [3]	-	-	-	-
Total from investment operations	(1.13)	0.86	0.04	1.30	(0.58)	0.47

Less Distributions:
From net investment income	(0.13)	(0.29)	(0.29)	(0.31)	(0.36)	(0.39)
From net realized gain	-	(0.46)	-	-	-	(0.10)
From return of capital	-	-	-	(0.01)	(0.01)	-
Total distributions	(0.13)	(0.75)	(0.29)	(0.32)	(0.37)	(0.49)
Net asset value, end of period	$8.22	$9.48	$9.37	$9.62	$8.64	$9.59

Total return[4]	(11.98)%[5]	9.26%	0.70%	15.11%	(6.19)%	4.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,845	$97,671	$110,937	$213,150	$207,028	$103,726
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[6]	1.44%[7,8]	1.39%[8]	1.40%[8]	1.38%[8]	1.34%	1.47%
After fees waived and expenses absorbed[6,9]	1.30%[7,8]	1.26%[8]	1.29%[8]	1.26%[8]	1.27%	1.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	2.28%[7]	2.62%	3.19%	3.14%	3.92%	3.91%
After fees waived and expenses absorbed[2]	2.42%[7]	2.75%	3.30%	3.26%	3.99%	4.03%
Portfolio turnover rate	110%[5]	270%	185%	78%	120%	123%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2022. For the prior years ended December 31, 2021, 2020 and 2019, the ratios would have been lowered by 0.01%, 0.04%, and 0.01%, respectively.
[9]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets. Prior to March 15, 2018, the annual fund operating expense limitation was 1.35%. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.35%.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 50.5%
37,355	Blackstone Long-Short Credit Income Fund	$429,582
94,686	BNY Mellon High Yield Strategies Fund	214,937
5,001	Cohen & Steers Select Preferred and Income Fund, Inc.	101,870
332,806	Credit Suisse High Yield Bond Fund	629,003
36,018	DoubleLine Yield Opportunities Fund	516,498
34,599	PGIM High Yield Bond Fund, Inc.	425,914
44,447	PGIM Short Duration High Yield Opportunities Fund	662,705
76,228	Pioneer High Income Fund, Inc.	538,170
12,435	Principal Real Estate Income Fund	160,412
58,307	Saba Capital Income & Opportunities Fund	468,205
46,338	Special Opportunities Fund, Inc.	573,201
131,661	Virtus Convertible & Income Fund II	416,049
40,000	Western Asset Diversified Income Fund	554,400
186,617	Western Asset High Income Opportunity Fund, Inc.	739,003
	TOTAL CLOSED-END FUNDS
	(Cost $ 7,587,233)	6,429,949
	COMMON STOCKS — 10.7%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 10.7%
8,923	Jack Creek Investment Corp. - Class A1,*	87,758
6,383	Kairos Acquisition Corp. - Class A1,*	62,936
34,033	Lakeshore Acquisition I Corp. - Class A1,*	338,288
25,000	Medicus Sciences Acquisition Corp. - Class A1,*	245,000
28,646	OceanTech Acquisitions I Corp. - Class A*	288,752
35,000	Provident Acquisition Corp. - Class A1,*	344,750
		1,367,484
	TOTAL COMMON STOCKS
	(Cost $ 1,336,053)	1,367,484
	UNIT TRUST FUNDS — 36.2%
27,684	Advanced Merger Partners, Inc.*	272,272
28,607	AF Acquisition Corp.*	278,632
17,500	Ares Acquisition Corp.[1],*	172,550
10,000	Black Mountain Acquisition Corp.*	100,700
20,000	Build Acquisition Corp.*	196,800
17,000	Churchill Capital Corp. VII*	167,450
3,131	Clarim Acquisition Corp.*	30,746
25,000	Colombier Acquisition Corp.*	243,375
3,626	DHB Capital Corp.*	35,553
2,569	Digital Transformation Opportunities Corp.*	25,073
1,000	Forest Road Acquisition Corp. II*	9,800
11,409	Fortress Capital Acquisition Corp.[1],*	112,493
5,000	Fusion Acquisition Corp. II*	48,975
5,000	GigCapital5, Inc.*	51,525
20,000	Global Partner Acquisition Corp. II1,*	197,500

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
45,000	Golden Arrow Merger Corp.*	$439,650
25,000	Hudson Executive Investment Corp. III*	245,000
10,000	Industrial Tech Acquisitions II, Inc.*	100,250
22,786	InterPrivate II Acquisition Corp.*	222,847
20,000	Motive Capital Corp. II1,*	200,000
17,500	Noble Rock Acquisition Corp.[1],*	171,675
22,219	Northern Star Investment Corp. III*	219,191
24,815	Orion Acquisition Corp.*	243,435
12,597	Pine Technology Acquisition Corp.*	123,955
45,930	TLG Acquisition One Corp.*	450,573
25,390	TradeUP Acquisition Corp.*	256,947
	TOTAL UNIT TRUST FUNDS
	(Cost $ 4,686,829)	4,616,967

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$101,607	UMB Bank Demand Deposit, 0.01%[2]	101,607
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 101,607)	101,607
	TOTAL INVESTMENTS — 98.2%
	(Cost $13,711,722)	12,516,007
	Other Assets in Excess of Liabilities — 1.8%	224,004
	TOTAL NET ASSETS — 100.0%	$12,740,011

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	September 2022	$(306,470)	$(307,810)	$(1,340)
(1)	E-mini S&P 500	September 2022	(189,610)	(189,475)	135
(3)	E-mini Russell 2000	September 2022	(259,868)	(256,200)	3,668
(4)	E-mini Russell 1000	September 2022	(286,870)	(285,140)	1,730
(10)	U.S. 5 Year Treasury Note	September 2022	(1,132,656)	(1,122,500)	10,156
(6)	U.S. 10 Year Treasury Note	September 2022	(720,516)	(711,188)	9,328
(2)	U.S. Treasury Long Bond	September 2022	(281,859)	(277,250)	4,609

TOTAL FUTURES CONTRACTS			$(3,177,849)	$(3,149,563)	$28,286

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	50.5%
Unit Trust Funds	36.2%
Common Stocks
Specified Purpose Acquisition Companies	10.7%
Total Common Stocks	10.7%
Short-Term Investments	0.8%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $13,711,722)	$12,516,007
Cash deposited with brokers for futures contracts	217,315
Receivables:
Variation margin on futures contracts	28,286
Fund shares sold	8,069
Dividends and interest	15,337
Due from Advisor	3,242
Prepaid expenses	31,501
Total assets	12,819,757

Liabilities:
Payables:
Fund shares redeemed	5,916
Shareholder servicing fees (Note 7)	7,127
Distribution fees - Class A & Class C (Note 6)	1,980
Fund services fees	19,373
Auditing fees	9,979
Trustees' deferred compensation (Note 3)	7,406
Commitment fees payable (Note 12)	4,183
Trustees' fees and expenses	2,675
Chief Compliance Officer fees	2,476
Accrued other expenses	18,631
Total liabilities	79,746

Net Assets	$12,740,011

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$19,162,958
Total distributable earnings (accumulated deficit)	(6,422,947)
Net Assets	$12,740,011

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,246,339
Shares of beneficial interest issued and outstanding	140,857
Redemption price[1]	$8.85
Maximum sales charge (4.25% of offering price)[2]	0.39
Maximum offering price to public	$9.24

Class C Shares:
Net assets applicable to shares outstanding	$1,933,677
Shares of beneficial interest issued and outstanding	219,135
Redemption price[3]	$8.82

Institutional Class Shares:
Net assets applicable to shares outstanding	$9,559,995
Shares of beneficial interest issued and outstanding	1,081,082
Redemption price	$8.84

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

Investment income:
Dividends	$297,864
Interest	17
Total investment income	297,881

Expenses:
Advisory fees	87,218
Shareholder servicing fees (Note 7)	3,383
Distribution fees - Class A (Note 6)	1,669
Distribution fees - Class C (Note 6)	12,227
Fund services fees	37,239
Registration fees	26,886
Legal fees	11,104
Auditing fees	10,152
Chief Compliance Officer fees	6,335
Shareholder reporting fees	6,240
Miscellaneous	5,331
Trustees' fees and expenses	3,882
Commitment fees (Note 12)	2,112
Insurance fees	1,148
Total expenses	214,926
Advisory fees recovered (waived)	(87,218)
Other expenses (waived)	(4,660)
Net expenses	123,048
Net investment income (loss)	174,833

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(28,701)
Futures contracts	369,109
Net realized gain (loss) on:	340,408
Net change in unrealized appreciation (depreciation) on:
Investments	(1,900,077)
Futures contracts	47,749
Net change in unrealized appreciation (depreciation)	(1,852,328)
Net realized and unrealized gain (loss)	(1,511,920)

Net Increase (Decrease) in Net Assets from Operations	$(1,337,087)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$174,833	$687,448
Net realized gain (loss) on investments and futures contracts	340,408	2,398,882
Capital gain distributions from regulated investment companies	-	159,361
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,852,328)	(698,985)
Net increase (decrease) in net assets resulting from operations	(1,337,087)	2,546,706
Distributions to Shareholders:
Distributions:
Class A	(14,426)	(57,782)
Class C	(16,885)	(79,898)
Institutional Class	(141,397)	(618,137)
From return of capital:
Class A	-	(2,756)
Class C	-	(3,811)
Institutional Class	-	(29,483)
Total distributions to shareholders	(172,708)	(791,867)
Capital Transactions:
Net proceeds from shares sold:
Class A	42,073	140,667
Class C	10,000	53,795
Institutional Class	2,458,786	9,600,016
Reinvestment of distributions:
Class A	11,119	45,248
Class C	13,850	69,073
Institutional Class	69,390	303,283
Cost of shares redeemed:
Class A	(142,113)	(921,958)
Class C	(758,174)	(782,146)
Institutional Class	(6,163,831)	(14,388,071)
Net increase (decrease) in net assets from capital transactions	(4,458,900)	(5,880,093)

Total increase (decrease) in net assets	(5,968,695)	(4,125,254)
Net Assets:
Beginning of period	18,708,706	22,833,960
End of period	$12,740,011	$18,708,706
Capital Share Transactions:
Shares sold:
Class A	4,444	14,756
Class C	1,074	5,674
Institutional Class	259,144	1,009,882
Shares reinvested:
Class A	1,206	4,806
Class C	1,504	7,358
Institutional Class	7,517	32,233
Shares redeemed:
Class A	(15,090)	(98,365)
Class C	(82,333)	(83,891)
Institutional Class	(660,550)	(1,508,741)
Net increase (decrease) in capital share transactions	(483,084)	(616,288)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.73	$9.00	$10.35	$9.47	$10.95	$10.96
Income from Investment Operations:
Net investment income (loss)[1,2]	0.10	0.28	0.57	0.58	0.58	0.62
Net realized and unrealized gain (loss)	(0.88)	0.79	(1.33)	0.89	(1.15)	(0.01)
Total from investment operations	(0.78)	1.07	(0.76)	1.47	(0.57)	0.61

Less Distributions:
From net investment income	(0.10)	(0.32)	(0.59)	(0.59)	(0.63)	(0.62)
From net realized gain	-	-	-	-	(0.28)	-
From return of capital	-	(0.02)	-	-	-	-
Total distributions	(0.10)	(0.34)	(0.59)	(0.59)	(0.91)	(0.62)

Net asset value, end of period	$8.85	$9.73	$9.00	$10.35	$9.47	$10.95

Total return[3]	(8.05)%[4]	12.08%	(6.90)%	15.83%	(5.51)%	5.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,246	$1,463	$2,061	$4,553	$2,765	$3,912

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	2.79%[6,7]	2.42%[7]	2.31%[7]	2.12%[7]	1.93%[7]	1.88%
After fees waived and expenses absorbed[5]	1.63%[6,7]	1.62%[7]	1.63%[7]	1.62%[7]	1.62%[7]	1.60%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	0.97%[6]	2.20%	5.77%	5.21%	5.16%	5.30%
After fees waived and expenses absorbed[2]	2.13%[6]	3.00%	6.45%	5.71%	5.47%	5.58%

Portfolio turnover rate	20%[4]	112%	124%	114%	82%	98%

1	Based on average shares outstanding for the period.
2	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
4	Not annualized.
5	Does not include expenses of the investment companies in which the Fund invests.
6	Annualized.
7	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended June 30, 2022. For the prior years ended December 31, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.02%, 0.03%, 0.02% and 0.02%, respectively.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.70	$8.97	$10.33	$9.45	$10.92	$10.94
Income from Investment Operations:
Net investment income (loss)[1,2]	0.06	0.21	0.50	0.50	0.50	0.54
Net realized and unrealized gain (loss)	(0.88)	0.78	(1.33)	0.90	(1.14)	(0.02)
Total from investment operations	(0.82)	0.99	(0.83)	1.40	(0.64)	0.52

Less Distributions:
From net investment income	(0.06)	(0.25)	(0.53)	(0.52)	(0.55)	(0.54)
From net realized gain	-	-	-	-	(0.28)	-
From return of capital	-	(0.01)	-	-	-	-
Total distributions	(0.06)	(0.26)	(0.53)	(0.52)	(0.83)	(0.54)

Net asset value, end of period	$8.82	$9.70	$8.97	$10.33	$9.45	$10.92

Total return[3]	(8.43)%[4]	11.15%	(7.62)%	15.01%	(6.14)%	4.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,934	$2,900	$3,316	$4,586	$4,667	$6,051

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	3.54%[6,7]	3.17%[7]	3.06%[7]	2.87%[7]	2.68%[7]	2.63%
After fees waived and expenses absorbed[5]	2.38%[6,7]	2.37%[7]	2.38%[7]	2.37%[7]	2.37%[7]	2.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	0.22%[6]	1.45%	5.02%	4.46%	4.41%	4.55%
After fees waived and expenses absorbed[2]	1.38%[6]	2.25%	5.70%	4.96%	4.72%	4.83%

Portfolio turnover rate	20%[4]	112%	124%	114%	82%	98%

1	Based on average shares outstanding for the period.
2	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
4	Not annualized.
5	Does not include expenses of the investment companies in which the Fund invests.
6	Annualized.
7	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended June 30, 2022. For the prior years ended December 31, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.02%, 0.03%, 0.02% and 0.02%, respectively.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended
	June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.73	$8.99	$10.35	$9.47	$10.95	$10.96
Income from Investment Operations:
Net investment income (loss) [1,2]	0.11	0.31	0.59	0.61	0.61	0.65
Net realized and unrealized gain (loss)	(0.89)	0.79	(1.34)	0.89	(1.16)	(0.01)
Total from investment operations	(0.78)	1.10	(0.75)	1.50	(0.55)	0.64

Less Distributions:
From net investment income	(0.11)	(0.34)	(0.61)	(0.62)	(0.65)	(0.65)
From net realized gain	-	-	-	-	(0.28)	-
From return of capital	-	(0.02)	-	-	-	-
Total distributions	(0.11)	(0.36)	(0.61)	(0.62)	(0.93)	(0.65)

Net asset value, end of period	$8.84	$9.73	$8.99	$10.35	$9.47	$10.95

Total return[3]	(8.04)%[4]	12.37%	(6.65)%	16.13%	(5.26)%	5.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,560	$14,346	$17,457	$22,711	$16,752	$64,494

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	2.54%[6,7]	2.17%[7]	2.06%[7]	1.87%[7]	1.68%[7]	1.63%
After fees waived and expenses absorbed[5]	1.38%[6,7]	1.37%[7]	1.38%[7]	1.37%[7]	1.37%[7]	1.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	1.22%[6]	2.45%	6.02%	5.46%	5.41%	5.55%
After fees waived and expenses absorbed[2]	2.38%[6]	3.25%	6.70%	5.96%	5.72%	5.83%

Portfolio turnover rate	20%[4]	112%	124%	114%	82%	98%

1	Based on average shares outstanding for the period.
2	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
3	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Does not include expenses of the investment companies in which the Fund invests.
6	Annualized.
7	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.03% for the six months ended June 30, 2022. For the prior years ended December 31, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.02%, 0.03%, 0.02% and 0.02%, respectively.

See accompanying Notes to Financial Statements.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(h) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2022 and open years ended December 31, 2018-2021 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Effective March 1, 2018 to May 1, 2022, the Advisor had voluntarily agreed to reduce the annual advisory fee it receives from the Tax Advantaged Income Fund from 1.10% of the Fund’s average daily net assets to 1.00%. The voluntary advisory fee reduction was terminated effective May 1, 2022. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the six months ended June 30, 2022, the voluntary advisory fees waived is reported on the Statement of Operations.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2023 for the Tax Advantaged Income Fund and Opportunistic Income Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. Prior to May 1, 2022, the Advisor had voluntarily agreed to waive its fees and/or pay for operating expenses of the Tax Advantaged Income Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, and 1.25% of the average daily net assets of the Class A, Class C, and Institutional Class shares, respectively, through April 30, 2023. The voluntary waiver was terminated effective May 1, 2022. The Advisor will not seek recoupment of this voluntary reduction.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the Advisor waived a portion of its advisory fees and other expenses totaling $39,695, and $91,878 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund		Opportunistic Income Fund
2022	$69,665	*	$147,396
2023	32,874	*	155,123
2024	48,494	*	176,965
2025	39,695	*	91,878
Total	$190,728		$571,362

*	Prior to May 1, 2022, the Advisor had agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. For the six months ended June 30, 2022, the voluntary advisory fee waived is reported on the Statement of Operations.

During the year ended December 31, 2021, the Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This amount is reported on the Fund’s Statement of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2022 are reported on the Statement of Operations as Fund services fees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2022 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$113,055,220	$13,711,722

Gross unrealized appreciation	$136,200	$189,561
Gross unrealized depreciation	(13,766,884)	(1,385,276)
Net unrealized appreciation/(depreciation) on investments	$(13,630,684)	$(1,195,715)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$226,760	$-
Undistributed long-term gains	378,767	-
Tax accumulated earnings	605,527	-

Accumulated capital and other losses	-	(5,584,302)
Unrealized appreciation on investments	1,680,261	678,735
Unrealized deferred compensation	(8,548)	(7,585)
Total accumulated deficit	$2,277,240	$(4,913,152)

The tax character of distribution paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2021	2020	2021	2020
Tax exempt income	$4,041,213	$6,654,507	$-	$-
Ordinary income	5,319,423	89,021	755,817	1,525,524
Net long-term capital gains	1,256,824	-	-	-
Return of capital	-	-	36,050	-
Total distributions paid	$10,617,460	$6,743,528	$791,867	$1,525,524

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of December 31, 2021, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$-	$2,224,797
Long Term	-	3,359,505
Total	$-	$5,584,302

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2021, the Tax Advantaged Income Fund utilized $11,323,555 of its capital loss carryover and the Opportunistic Income Fund utilized $2,545,817 of its capital loss carryover.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 5 – Investment Transactions

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$122,266,748	$130,812,480
Opportunistic Income Fund	3,078,104	6,553,207

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2022, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2022, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2022, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$72,879,939	$-	$-	$72,879,939
Exchange Traded Funds	14,871,098	-	-	14,871,098
Mutual Funds	7,988,582	-	-	7,988,582
Short-Term Investments	3,684,917	-	-	3,684,917
Total Investments	$99,424,536	$-	$-	$99,424,536

Other Financial Instruments*
Futures Contracts	$957,617	$-	$-	$957,617
Total Assets	$100,382,153	$-	$-	$100,382,153

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$6,429,949	$-	$-	$6,429,949
Common Stocks***	1,367,484	-	-	1,367,484
Unit Trust Funds	4,616,967	-	-	4,616,967
Short-Term Investments	101,607	-	-	101,607
Total Investments	$12,516,007	$-	$-	$12,516,007

Other Financial Instruments*
Futures Contracts	$29,626	$-	$-	$29,626
Total Assets	$12,545,633	$-	$-	$12,545,633

Liabilities
Other Financial Instruments*
Futures Contracts	$1,340	$-	$-	$1,340
Total Liabilities	$1,340	$-	$-	$1,340

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Funds did not hold any Level 2 or Level 3 securities at period end.

***	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended June 30, 2022.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2022 (Unaudited)

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2022 by risk category are as follows:

		Derivatives not	Asset	Liability
	Statement of Asset and	designated as	Derivatives	Derivatives
	Liabilities Location	hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	$957,617	$-
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	5,533	1,340
	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	24,093	-

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$5,703,633	$5,703,633
Opportunistic Income Fund
Futures contracts	198,793	170,316	369,109

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$885,664	$885,664
Opportunistic Income Fund
Futures contracts	25,563	22,186	47,749

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2022 are as follows:

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2022 (Unaudited)

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(61,205,247)
Opportunistic Income Fund
Futures contracts	Equity contracts	$(1,155,995)
Futures contracts	Interest rate contracts	$(2,230,932)

Note 11 – ReFlow liquidity program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended June 30, 2022, ReFlow was not utilized by the Funds.

Note 12 – Line of Credit

The Funds together with Braddock Multi-Strategy Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime minus 25 basis points, subject to daily floor rate of 4.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees and interest expense for the six months ended June 30, 2022 are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the six months ended June 30, 2022.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2022 (Unaudited)

Note 14- New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Robinson Funds
SUPPLEMENTAL INFORMATION

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 16, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), and the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”), with respect to the Robinson Opportunistic Income Fund (the “Opportunistic Income Fund”) and the Robinson Tax Advantaged Income Fund (the “Tax Advantaged Fund” and together with the Opportunistic Income Fund, the “Funds”) for additional one-year terms from when they otherwise would expire. The Advisory Agreements and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2022; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreements and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

Robinson Funds

SUPPLEMENTAL INFORMATION - Continued

●	The Opportunistic Income Fund’s total return for the one-year period was above the Peer Group and High Yield Bond Fund Universe median returns and the Bloomberg Global Aggregate Credit Index return. The Fund’s annualized total return for the five-year period was above the Peer Group median return and the Bloomberg Index return, but below the Fund Universe median return by 1.39%. The Fund’s annualized total return for the three-year period was above the Bloomberg Index return, but below the Peer Group and Fund Universe median returns by 0.12% and 1.34%, respectively. The Trustees considered the Investment Advisor’s assertion that the primary driver of Fund underperformance over the three-year period was the Fund’s -22.17% return during the first quarter of 2020. The Trustees also considered the Investment Advisor’s explanation that retail investors sold shares of closed-end funds in response to the market volatility caused by the COVID-19 pandemic during the first quarter of 2020, which resulted in significant widening of discounts to net asset value with respect to those closed-end funds, and contributed to the Fund’s underperformance. The Trustees also noted the Investment Advisor’s belief that such market movements are typically followed by periods of strong outperformance.

●	The Tax Advantaged Fund’s annualized total returns for the three- and five-year periods were above the Muni National Long Fund Universe median returns and the Bloomberg Municipal Intermediate-Short 1-10 Year Index returns, and the same as the Peer Group median returns. For the one-year period, the Fund’s total return was above the Fund Universe median return and the Bloomberg Index return, but below the Peer Group median return by 0.32%. The Trustees considered the Sub-Advisor’s assertion that the two funds in the Peer Group that consistently outperformed the Fund are almost exclusively invested in high yield municipal bonds and high yield municipal bond funds, which helped each of those funds to generate outsized returns during the periods. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisor with respect to the Funds’ operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Funds; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Opportunistic Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and High Yield Bond Fund Universe medians by 0.10% and 0.546%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile of the Peer Group. The Trustees also noted that the Fund’s advisory fee is the same as the gross advisory fee that the Investment Advisor charges to manage the Tax Advantaged Fund, which has similar objectives and policies as the Fund, and within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Robinson Funds

SUPPLEMENTAL INFORMATION - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.65%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Tax Advantaged Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Muni National Long Fund Universe medians by 0.30% and 0.66%, respectively. The Trustees noted, however, that the Investment Advisor voluntarily agreed to reduce its advisory fee for the Fund to 1.00% through April 30, 2022, and that the Fund’s gross advisory fee was not in the highest quartile of those funds in the Peer Group. The Trustees noted that the Fund’s gross advisory fee is the same as the advisory fee that the Investment Advisor charges to manage the Opportunistic Income Fund, which has similar objectives and policies as the Fund, and within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers pursuant to contractual and voluntary expense limitations) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.77%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor by each Fund under its Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Funds for the year ended March 31, 2022, noting that the Investment Advisor had waived a significant portion of its advisory fee for the Opportunistic Income Fund, had waived a portion of its advisory fee for the Tax Advantaged Fund, and did not realize a profit with respect to the Opportunistic Income Fund. The Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Tax Advantaged Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Robinson Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Funds. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to each Fund were satisfactory.

Robinson Funds

SUPPLEMENTAL INFORMATION - Continued

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Opportunistic Income Fund and the Tax Advantaged Fund, and noted that the sub-advisory fee charged with respect to each Fund is lower than the fees charged by the Sub-Advisor to institutional clients for separately managed accounts utilizing the Sub-Advisor’s closed-end arbitrage strategy. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor by each Fund under its Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to each Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds.

Robinson Funds

SUPPLEMENTAL INFORMATION - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on June 16, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Robinson Tax Advantaged Income Fund

Robinson Opportunistic Income Fund

The Board has appointed Liberty Street Advisors, Inc., the investment adviser to the Funds, as the program administrator (“Program Administrator”) and Robinson Capital Management, LLC, the investment sub-adviser to the Funds, as the program sub-administrator (“Program Sub-Administrator”) for the Fund Program. The Program Administrator has delegated, subject to its oversight, the primary liquidity classification responsibility and certain reporting duties to the Sub-Administrator. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator, Program Sub-Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from April 1, 2021, through March 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator and Program Sub-Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

Robinson Funds

SUPPLEMENTAL INFORMATION - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Robinson Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2022 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tax Advantaged Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/22	6/30/22	1/1/22 – 6/30/22
Class A	Actual Performance	$ 1,000.00	$ 880.10	$ 7.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.11	7.75
Class C	Actual Performance	1,000.00	876.70	10.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.39	11.48
Institutional Class	Actual Performance	1,000.00	880.20	6.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	6.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.55%, 2.30% and 1.30% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect the voluntary advisory fees waiver and a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.

Robinson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2022 (Unaudited)

Opportunistic Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/22	6/30/22	1/1/22 – 6/30/22
Class A	Actual Performance	$ 1,000.00	$ 919.50	$ 7.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.73	8.13
Class C	Actual Performance	1,000.00	915.70	11.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.01	11.86
Institutional Class	Actual Performance	1,000.00	919.60	6.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.97	6.89

*	Expenses are equal to the Fund’s annualized expense ratios of 1.63%, 2.38% and 1.38% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Robinson Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
88 Pine Street 31st Floor, Suite 3101
New York, New York 10005

Investment Sub-Advisor
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Pointe Farms, Michigan 48236

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co- Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Robinson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	09/08/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	09/08/22

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	09/08/22